RIGHT-OF-USE ASSETS - Amount Recognized in Profit or Loss (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS
Depreciation expense of right-of-use assets	Rp 5,226	Rp 5,004
Expense relating to short-term leases	3,821	5,251
Interest expense on lease liabilities	975	2,363
Expense relating to leases of low-value assets	Rp 52	Rp 57